DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Cummins Retirement and Savings Plan (the “RSP”) and Cummins Retirement and Savings Plan For Certain Collectively Bargained Employees (the "Certain Bargained RSP") (collectively, the "Plans") provides only general information. Participants should refer to each of the plan documents for a more complete description of the provisions of the Plans.
General
The Plans are defined contribution plans designed to provide participants with a systematic method of savings and at the same time enable such participants to benefit from contributions made to the Plans by Cummins Inc. (the “Company” or the "Plan Sponsor"). For the RSP, eligible employees are salaried and non-bargaining hourly employees of the Company, as well as union employees who have harmonized their benefits with the Plan. For the Certain Bargained RSP, eligible employees are certain bargaining unit employees of the Company. The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Master Trust
Cummins Inc. Master Retirement Savings Trust (“Master Trust”) holds the investments of the Plans. The trustee for the Master Trust is the Northern Trust Company (the “Trustee”).
Transfers
As union groups that are still part of the Certain Bargained RSP agree to accept the benefits of the RSP through negotiations and if participants transfer between different locations within the Company, their related plan account transfers to the appropriate plan, if applicable. Such transfers are reflected in the accompanying financial statements as “Fund transfers with an affiliate plan.”
Contributions
Participants may contribute up to 50 percent of their eligible pay through a combination of pre-tax and after-tax contributions.
Matching Contributions
For the RSP, the Company matches participant contributions at 100 percent of the first 1 percent of participant’s eligible wages contributed plus 50 percent of the next 5 percent contributed. Additionally, the Retiree Medical contribution is a flat, one time dollar contribution that the employer makes annually to the RSP after an employee has completed two years of service to the Company.
For the Certain Bargained RSP, the Company matches participant contributions using various formulas of participant’s eligible wages contributed to the specified limitations based on the participant’s employing company, as defined.
For both Plans, the matching contribution is made in the form of cash. The entire matching contribution is invested at the participant’s discretion based on the investment options available, including the Cummins Inc. common stock fund.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions and an allocation of plan earnings and charged with an allocation of administrative expenses. Allocations of plan earnings are made daily and are based upon the participant’s weighted average account balance for the day, as described in the respective plan document.
Vesting
Participants are fully vested in all employee and employer contributions and earnings thereon at all times.
Benefit Payments
Upon termination of employment or retirement, account balances are paid either as a lump-sum distribution or annual installments not to exceed the lesser of 15 years or the life expectancy of the participant and/or joint life expectancy of the participant and beneficiary, and commence no later than the participant reaching age 73. The Plans also permit hardship withdrawals from participant pre-tax contributions and actual earnings thereon. Participants may also withdraw their after-tax contributions.
Voting Rights
Each participant is entitled to exercise voting rights attributable to the Company shares allocated to his or her account. The Trustee shall vote all Company shares for which no voting instructions were received in the same manner and proportion as the shares for which voting instructions were received.
Notes Receivable from Participants
A participant can obtain a loan up to a maximum of the lesser of $50,000 or 50 percent of the participant’s account balance. Loans are secured by the participant’s account balance and bear interest at the prime rate plus one percent, and mature no later than 4.5 years from the date of the loan. Principal and interest are paid ratably through payroll deductions.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under each of the Plans to discontinue its contributions at any time and to terminate either of the Plans subject to the provisions of ERISA.